Subsequent events (Details Narrative) - USD ($)	Apr. 02, 2025	Mar. 31, 2025	Sep. 30, 2024
Subsequent Event [Line Items]
Ordinary shares par value		$ 0.000001	$ 0.000001
Subsequent Event [Member]
Subsequent Event [Line Items]
Issued shares	1,400,000
Ordinary shares par value	$ 0.000001
Price per share	$ 4.00
Net proceeds	$ 1
Remaining proceeds	$ 5,599,999
Subsequent Event [Member] | I P O Representative Warrant [Member]
Subsequent Event [Line Items]
Aggregate of purchasing shares	70,000
Purchase Price	$ 4.00